Document and Entity Information	Jan. 07, 2021
Cover [Abstract]
Entity Registrant Name	DEVON ENERGY CORP/DE
Entity Incorporation State Country Code	DE
Amendment Flag	true
Entity Central Index Key	0001090012
Document Type	8-K/A
Document Period End Date	Jan. 07, 2021
Entity File Number	001-32318
Entity Tax Identification Number	73-1567067
Entity Address, Address Line One	333 W. SHERIDAN AVE.
Entity Address, City or Town	OKLAHOMA CITY
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102-5015
City Area Code	405
Local Phone Number	235-3611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.10 per share
Trading Symbol	DVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Initial Form 8-K amends the Initial Form 8-K to include certain financial statements, certain pro forma financial information and certain other information. The WPX historical consolidated financial statements include amounts related to the Felix assets acquired on March 6, 2020. Due to immateriality, no adjustments are included in the Pro Forma Financial Statements to incorporate revenues and expenses for Felix prior to March 6, 2020. Except as provided herein, the disclosures made in the Initial Form 8-K remain unchanged.